SEGMENT INFORMATION - Summary of Segment Information (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net sales	$ 21,023	$ 341,315	$ 339,577	$ 239,310
Adjusted EBITDA	(1,858)	143,292	136,011	61,589
Income tax benefit (expense)	4,675	(14,136)	(10,483)	17,674
Depreciation and amortization expense	9,379	52,000	58,117	58,025
Interest and financing expense	6,352	39,087	42,017	51,655
Founders advisory fees - related party	652,990	0	0	0
Transaction expenses	5,580	4,845	2,379	3,821
Share-based compensation expense	4,821	156	0	0
Non-cash purchase accounting impact	2,948	0	0	0
Loss on contingent earn-out	198	2,965	0	0
Management fees	0	1,073	1,281	1,366
Contingent future payments	0	4,375	3,125	3,749
Unrealized foreign currency loss (gain)	1,006	4,026	(5,640)	2,684
Net (loss) income	(680,457)	20,629	24,249	(42,037)
Capital expenditures	1,468	8,282	7,497	8,859
Assets	2,581,560		1,138,206
Fire Safety
Segment Reporting Information [Line Items]
Net sales	7,913	253,267	244,968	151,161
Adjusted EBITDA	(3,696)	121,589	112,034	44,748
Depreciation and amortization expense	7,418	36,994	41,271	40,761
Capital expenditures	529	4,122	1,288	3,287
Assets	2,114,812		793,040
Oil Additives
Segment Reporting Information [Line Items]
Net sales	13,110	88,048	94,609	88,149
Adjusted EBITDA	1,838	21,703	23,977	16,841
Depreciation and amortization expense	1,961	15,006	16,846	17,264
Capital expenditures	939	$ 4,160	6,209	$ 5,572
Assets	$ 466,748		$ 345,166